Financial Instruments (Details 2) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Effect of interest rate swap hedges on results
Unrealized and realized losses on interest rate swaps		$ (126,150,000)	$ (155,173,000)	$ (121,379,000)
Unrealized gains/(losses)		22,121,000	(739,000)	10,537,000
Interest rate swap contracts
Effect of interest rate swap hedges on results
Unrealized gains/(losses) on swap asset		139,400,000	64,900,000	(10,300,000)
Fair Value Hedges | Interest rate swap contracts
Fair Value Interest Rate Swap Hedges
Fair value change of interest rate swaps		(1,300,000)	(1,100,000)	(500,000)
Effect of interest rate swap hedges on results
Unrealized gains/(losses) on swap asset		(1,300,000)	(1,100,000)	(500,000)
Unrealized gains/(losses) on fair value of hedged debt			600,000	1,000,000
Amortization of fair value of hedged debt	300,000		300,000	800,000
Reclassification of fair value of hedged debt to Statement of Operations		600,000	300,000
Realized gains		1,400,000	1,800,000	2,200,000
Unrealized and realized losses on interest rate swaps		700,000	1,900,000	3,500,000
Related liability of fair value hedged debt		1,600,000	2,200,000
Unrealized gains/(losses)	600,000			1,000,000
Fair Value Hedges | Interest rate swap contracts | Other non-current assets
Effect of interest rate swap hedges on results
Related asset of fair value hedged debt		1,600,000	2,900,000
Fair Value Hedges | RBS | Interest rate swap contracts
Fair Value Interest Rate Swap Hedges
Fair Value		1,586,000	2,908,000
Fair Value Hedges | RBS | Interest rate swap contracts | Effective Date 12/15/2004
Fair Value Interest Rate Swap Hedges
Notional Amount on Effective Date		60,528,000
Fixed Rate (Danaos receives) (as a percent)		5.0125%
Floating rate (Danaos pays)		USD LIBOR 3M BBA
Margin spread on variable rate (Danaos pays) (as a percent)		0.835%
Fair Value		747,000	1,390,000
Fair Value Hedges | RBS | Interest rate swap contracts | Effective Date 11/17/2004
Fair Value Interest Rate Swap Hedges
Notional Amount on Effective Date		62,342,000
Fixed Rate (Danaos receives) (as a percent)		5.0125%
Floating rate (Danaos pays)		USD LIBOR 3M BBA
Margin spread on variable rate (Danaos pays) (as a percent)		0.855%
Fair Value		$ 839,000	$ 1,518,000